Summary of Significant Accounting Policies - Narrative (Detail)			3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2018 USD ($) $ / shares shares	Apr. 26, 2018 USD ($)	Jul. 31, 2018 USD ($) shares	Jul. 31, 2017 USD ($)	Jul. 31, 2018 USD ($) Segment shares	Jul. 31, 2017 USD ($)	Jan. 31, 2018 USD ($) Segment Reporting_Unit shares	Jan. 31, 2017 USD ($) shares	Jan. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization method, description							Commissions paid upon the initial acquisition of a contract are amortized over an estimated period of benefit of five years while commissions paid related to renewal contracts are amortized over an estimated period of benefit of two years. Amortization is recognized on a straight-line basis commensurate with the pattern of revenue recognition.
Estimated amortization period							5 years
Advertising expense							$ 19,300,000	$ 23,600,000	$ 17,900,000
Stock-based compensation expense for non-employees			$ 100,000	$ 400,000	$ 800,000	$ 700,000	1,400,000	1,300,000	900,000
Foreign currency (gain) loss							1,458,000	2,054,000	(3,500,000)
Allowance for doubtful debts							300,000
Unbilled Accounts receivable							800,000	900,000
Deferred offering costs							1,700,000	0
Impairment of goodwill							$ 0	0	0
Number of operating segment | Segment					1		1
Number of reporting unit | Reporting_Unit							1
Impairment of long-lived assets							$ 0	0	0
Amortization expense related to capitalized software development costs							$ 3,600,000	$ 4,600,000	1,900,000
Proceeds from issuance initial public offering	$ 524,200,000				$ 529,305,000	$ 0
Underwriting discounts and commissions	30,800,000
Other offering expenses	$ 5,100,000
Redeemable convertible preferred stock, shares issued (in shares) | shares	100,226,099		0		0		100,226,099	100,226,099
Reclassification of outstanding warrant liability into additional paid-in capital upon issuance of new warrants					$ 848,000				$ 3,798,000
Common stock, shares authorized (in shares) | shares	500,000,000		500,000,000		500,000,000		185,000,000	185,000,000
Preferred stock, shares authorized (in shares) | shares	10,000,000		10,000,000		10,000,000		0
Subscription | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract term							1 year
Subscription | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract term							3 years
Contract Renewal
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated amortization period							2 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated share based compensation expense		$ 262,800,000
Shares granted (in shares) | shares					6,546,327		8,180,020	12,013,428
RSUs with vesting conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares					161,250
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares) | shares	100,350,008				100,350,008
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued and sold, IPO (in shares) | shares	19,314,182
Price per share, IPO (in usd per share) | $ / shares	$ 29.00
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued and sold, IPO (in shares) | shares	3,255,000
IPO - Shares From Existing Shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued and sold, IPO (in shares) | shares	5,640,818
Customer Concentration Risk | Accounts Receivable | Major Customer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Concentration risk, percentage							10.00%	13.00%
Warrants to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion (in shares) | shares	22,468
Reclassification of outstanding warrant liability into additional paid-in capital upon issuance of new warrants	$ 800,000